Accounts Payable and Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued and Other Current Liabilities
Accounts Payable and Accrued and Other Current Liabilities
Accounts Payable
The following table presents a summary of our accounts payable as of the dates indicated below.

	December 31,
	2017	2016
	(Millions)
Trade	$120	$64
Accrual for capital expenditures	151	72
Royalties	150	69
Other	25	17
	$446	$222

Accrued and other current liabilities
The following table presents a summary of our accrued and other current liabilities as of the dates indicated below.

	December 31,
	2017	2016
	(Millions)
Taxes other than income taxes	$14	$15
Accrued interest	69	72
Compensation and benefit related accruals	39	51
Gathering and transportation	11	14
Gathering and transportation related to exited areas	53	57
Deferred gain and future construction obligations related to sales of gathering systems	—	66
Other, including other loss contingencies	23	25
	$209	$300